Intangible Assets and Goodwill	12 Months Ended
Mar. 31, 2020
Disclosure Of Intangible Assets And Goodwill [Abstract]
Intangible assets and goodwill
9.	Intangible assets and goodwill:

		Non-compete	Customer	Farmer		License	Website and	Computer
	Goodwill	agreements	relationships	relationships	Patents	agreements	trademarks	software	Total

Cost:
Balance at March 31, 2018	$6,750,626	$400,000	$4,100,000	$—	$360,820	$2,305,803	$—	$71,271	$13,988,520
Additions	—	—	—		—	2,745,840	—	301,829	3,047,669
Balance at March 31, 2019	6,750,626	400,000	4,100,000	—	360,820	5,051,643	—	373,100	17,036,189

Additions through a business acquisition (note 4)	115,817,746	—	9,173,116	12,208,918	—	—	—	—	137,199,780
Additions	—	—	—	—	—	61,455	119,616	—	181,071
Effect of movements in exchange rates	8,107,771	—	642,160	854,680	—	—	—	—	9,604,611
Balance at March 31, 2020	$130,676,143	$400,000	$13,915,276	$13,063,598	$360,820	$5,113,098	$119,616	$373,100	$164,021,651

Accumulated amortization:
Balance at March 31, 2018	$—	$297,111	$920,767	$—	$360,820	$351,562	$—	$—	$1,930,260
Amortization for the year	—	102,889	410,004	—	—	181,716	—	10,096	704,705
Balance at March 31, 2019	—	400,000	1,330,771	—	360,820	533,278	—	10,096	2,634,965

Amortization for the year	—	—	1,030,433	2,745,599	—	1,145,681	4,578	74,619	5,000,910
Impairment loss	85,548,266	—	—	—	—	—	—	—	85,548,266
Effect of movements in exchange rates	2,794,703	—	33,923	157,423	—	—	—	—	2,986,049
Balance at March 31, 2020	$88,342,969	$400,000	$2,395,127	$2,903,022	$360,820	$1,678,959	$4,578	$84,715	$96,170,190

Net carrying amounts:
March 31, 2019	$6,750,626	$—	$2,769,229	$—	$—	$4,518,365	$—	$363,004	$14,401,224
March 31, 2020	42,333,174	—	11,520,149	10,160,576	—	3,434,139	115,038	288,385	67,851,461

Amortization expense has been recorded in the following accounts in the consolidated statements of earnings and comprehensive income (loss):

	Years ended
	March 31,	March 31,
	2020	2019

Cost of sales	$40,384	$—
Research and development expenses	—	10,096
Selling, general and administrative expenses	4,960,526	694,609
	$5,000,910	$704,705

An impairment test of goodwill is performed on an annual basis, or more frequently if an impairment indicator is triggered. Impairment is determined by assessing the recoverable amount of the group of CGUs to which goodwill is allocated and comparing it to the CGUs’ carrying amount. For the purpose of impairment testing, this represents the lowest level within the Corporation at which the goodwill is monitored for internal management purposes.

The aggregate amount of goodwill is allocated to each CGU as follows:

	March 31,	March 31,
	2020	2019

Biodroga - Nutraceutical segment	$3,283,626	$6,750,626
SugarLeaf - Cannabis segment	39,049,548	—
	$42,333,174	$6,750,626

During the third quarter of 2020, management determined there was an impairment indicator due to a decline in hemp derived CBD refined oil pricing as well as a decrease in forecasted sales volumes for the SugarLeaf CGU. The recoverable amount of the SugarLeaf CGU was determined using the value-in-use basis, and was determined to be lower than the carrying value, resulting in a goodwill impairment loss of $44,096,585. During the fourth quarter of 2020, the hemp derived CBD refined oil pricing continued to face a decline and the forecasted sales volume continued to decrease. As a result, during the fourth quarter of 2020, the Corporation recorded an additional goodwill impairment loss of $37,984,681 as it concluded that the recoverable amount based on the value in use was less than the carrying value of the CGU.

The value in use was estimated using discounted cash flow forecasts with a pre-tax discount rate of 18% for the third and fourth quarter impairment tests. The discount rate represents the weighted average cost of capital ("WACC") for comparable companies operating in similar industries as the CGU, based on publicly available information. Determination of the WACC requires separate analysis of the cost of equity and debt, and considers a risk premium based on an assessment of risk related to the projected cash flows of the CGU. The recoverable amount of the SugarLeaf CGU at March 31, 2020 is $69,395,970.

Cash flows were projected using actual operating results, past experience and five-year financial budgets that reflect current economic conditions and include a terminal growth rate of 2.5% for the third and fourth quarter impairment tests.

The Corporation performed its annual impairment testing of the nutraceutical goodwill as at March 31, 2020. The recoverable amount of Biodroga operations CGU was determined using the value-in-use basis, and was determined to be lower than the carrying value, as such an impairment expense of $3,467,000 was recorded in the year ended March 31, 2020.

The value-in-use of the CGU was estimated using discounted cash flow forecasts with a pre-tax discount rate of 14.25%. The discount rate represents the WACC for comparable companies operating in similar industries as the CGU, based on publicly available information. Determination of the WACC requires separate analysis of the cost of equity and debt, and considers a risk premium based on an assessment of risks related to the projected cash flows of the CGU.

Cash flows were projected based on past experience, actual operating results and the three-year business plan including a terminal growth rate of 2.0%.

The assumptions used by the Corporation in the cash flow forecast discounting model are classified as Level 3 in the fair value hierarchy, signifying that they are not based on observable market data. The model is particularly sensitive to the future expected cash flows in the upcoming periods, should these not be realized, an impairment loss may be needed in future periods.